UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1810

Oppenheimer Global Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2018

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

	Shares	Value
Common Stocks—98.3%
Consumer Discretionary—15.2%
Automobiles—1.0%
Suzuki Motor Corp.	2,148,700	$ 118,496,234
Hotels, Restaurants & Leisure—0.7%
International Game Technology plc	3,403,000	79,085,720
Household Durables—1.1%
Newell Brands, Inc.	4,752,150	122,557,948
Internet & Catalog Retail—2.0%
Amazon.com, Inc.[1]	19,670	33,435,066
JD.com, Inc., ADR[1]	4,951,275	192,852,161
		226,287,227
Media—1.3%
Walt Disney Co. (The)	1,447,460	151,708,283
Specialty Retail—3.3%
Industria de Diseno Textil SA	5,553,831	189,509,666
Tiffany & Co.	1,378,598	181,423,497
		370,933,163
Textiles, Apparel & Luxury Goods—5.8%
Brunello Cucinelli SpA	773,116	34,496,968
Kering SA	428,125	241,486,586
LVMH Moet Hennessy Louis Vuitton SE	1,071,730	356,263,152
Puma SE	40,667	23,744,890
		655,991,596
Consumer Staples—4.0%
Food Products—2.0%
Unilever plc	4,059,885	224,580,444
Household Products—2.0%
Colgate-Palmolive Co.	3,543,479	229,652,874
Energy—0.9%
Energy Equipment & Services—0.9%
TechnipFMC plc	3,300,564	104,888,184
Financials—17.5%
Capital Markets—6.6%
Credit Suisse Group AG1	7,764,682	116,528,714
Goldman Sachs Group, Inc. (The)	728,488	160,682,598
S&P Global, Inc.	1,557,243	317,506,275

	Shares	Value
Capital Markets (Continued)
UBS Group AG1	10,157,686	$ 156,276,753
		750,994,340
Commercial Banks—4.4%
Banco Bilbao Vizcaya Argentaria SA	7,619,893	53,819,084
Citigroup, Inc.	3,735,980	250,011,782
ICICI Bank Ltd., Sponsored ADR[1]	10,344,093	83,063,067
Societe Generale SA	2,537,080	106,830,928
		493,724,861
Insurance—4.9%
Allianz SE	910,791	188,204,369
Dai-ichi Life Holdings, Inc.	5,279,100	93,900,851
FNF Group	2,208,660	83,089,789
Prudential plc	8,545,950	195,263,771
		560,458,780
Real Estate Management & Development—1.6%
DLF Ltd.	67,546,785	185,820,401
Health Care—15.9%
Biotechnology—7.4%
ACADIA Pharmaceuticals, Inc.[1]	2,350,189	35,887,386
AnaptysBio, Inc.[1]	578,969	41,129,958
Biogen, Inc.[1]	350,220	101,647,853
Bluebird Bio, Inc.[1]	418,399	65,667,723
Blueprint Medicines Corp.[1]	881,833	55,978,759
Circassia Pharmaceuticals plc[1,2]	17,318,782	19,215,404
Gilead Sciences, Inc.	1,191,250	84,388,150
GlycoMimetics, Inc.[1]	1,550,210	25,004,887
Ionis Pharmaceuticals, Inc.[1]	1,545,506	64,401,235
Loxo Oncology, Inc.[1]	563,730	97,795,880
MacroGenics, Inc.[1,2]	2,160,100	44,606,065
Mirati Therapeutics, Inc.[1]	277,633	13,687,307
Sage Therapeutics, Inc.[1]	734,759	115,011,826
Shire plc	934,432	52,550,245
uniQure NV1	721,980	27,290,844
		844,263,522

1      OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies—1.2%
Swiss Medical SA1,2,3,4	587,287,440	$ 36,458,804
Zimmer Biomet Holdings, Inc.	925,744	103,164,912
		139,623,716
Health Care Providers & Services—5.5%
Aetna, Inc.	1,503,569	275,904,912
Anthem, Inc.	1,040,012	247,554,056
Centene Corp.[1]	781,170	96,247,956
		619,706,924
Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	1,261,850	78,032,804
Pharmaceuticals—1.1%
Bayer AG	1,136,985	125,269,062
Industrials—13.9%
Aerospace & Defense—3.3%
Airbus SE	3,224,778	376,907,203
Air Freight & Couriers—1.0%
United Parcel Service, Inc., Cl. B	1,052,020	111,756,085
Airlines—0.9%
International Consolidated Airlines Group SA	11,413,950	99,611,451
Building Products—1.2%
Assa Abloy AB, Cl. B	6,401,588	136,239,353
Construction & Engineering—0.6%
FLSmidth & Co. AS	1,151,138	68,842,833
Electrical Equipment—2.5%
Nidec Corp.	1,909,716	286,117,204
Industrial Conglomerates—2.5%
3M Co.	788,780	155,168,801
Siemens AG	976,616	129,058,989
		284,227,790
Machinery—1.2%
FANUC Corp.	399,800	79,267,229
Minebea Mitsumi, Inc.	3,741,000	63,033,208
		142,300,437
Professional Services—0.7%
Equifax, Inc.	617,640	77,272,940

	Shares	Value
Information Technology—29.8%
Electronic Equipment, Instruments, & Components—6.7%
Keyence Corp.	307,106	$ 173,203,627
Kyocera Corp.	1,930,800	108,486,952
Murata Manufacturing Co. Ltd.	1,374,104	230,685,548
Omron Corp.	1,981,700	92,145,390
TDK Corp.	1,600,200	163,171,209
		767,692,726
Internet Software & Services—9.6%
Alphabet, Inc., Cl. A1	615,013	694,466,529
Baidu, Inc., Sponsored ADR[1]	417,940	101,559,420
Facebook, Inc., Cl. A1	1,498,790	291,244,873
		1,087,270,822
IT Services—1.7%
Earthport plc[1,2]	58,117,076	7,854,311
PayPal Holdings, Inc.[1]	2,232,792	185,924,590
		193,778,901
Semiconductors & Semiconductor Equipment—2.7%
Maxim Integrated Products, Inc.	4,220,473	247,572,946
Renesas Electronics Corp.[1]	5,918,600	57,909,761
		305,482,707
Software—9.1%
Adobe Systems, Inc.[1]	1,332,484	324,872,924
Capcom Co. Ltd.	2,856,600	70,383,113
Intuit, Inc.	1,414,060	288,899,528
Nintendo Co. Ltd.	286,700	93,568,470
SAP SE	2,218,953	256,348,986
		1,034,073,021
Materials—1.1%
Chemicals—1.1%
Linde AG	496,026	118,368,130
Total Common Stocks (Cost $5,533,995,259)		11,172,017,686

2      OPPENHEIMER GLOBAL FUND

	Shares	Value
Preferred Stocks—1.6%
Bayerische Motoren Werke (BMW) AG, Preference	2,140,141	$170,620,877
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	15,040,130	1,692,467
Total Preferred Stocks (Cost $70,166,034)		172,313,344

	Shares	Value
Investment Company—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.85%[2,5] (Cost $17,042,298)	17,042,298	$17,042,298
Total Investments,
at Value (Cost $5,621,203,591)	100.0%	11,361,373,328
Net Other Assets (Liabilities)	0.0	4,261,709

Net Assets	100.0%	$11,365,635,037

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2017	Gross Additions	Gross Reductions	Shares June 30, 2018
Circassia Pharmaceuticals plc	17,318,782	—	—	17,318,782
Earthport plc	47,770,086	10,346,990	—	58,117,076
MacroGenics, Inc.	1,836,284	323,816	—	2,160,100
Oppenheimer Institutional Government Money Market Fund, Cl. E	94,728,986	935,119,410	1,012,806,098	17,042,298
Swiss Medical SA	587,287,440	—	—	587,287,440

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Circassia Pharmaceuticals plc	$19,215,404	$—	$—	$(162,348)
Earthport plc	7,854,311	—	—	(10,816,380)
MacroGenics, Inc.	44,606,065	—	—	4,187,857
Oppenheimer Institutional Government Money Market Fund, Cl. E	17,042,298	823,213	—	—
Swiss Medical SA	36,458,804	—	—	(13,865,393)

Total	$125,176,882	$823,213	$—	$(20,656,264)

3      OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Restricted security. The aggregate value of restricted securities at period end was $36,458,804, which represents 0.32% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
Swiss Medical SA	5/16/94-7/10/02	$30,390,000	$36,458,804	$6,068,804

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.

5. Rate shown is the 7-day yield at period end.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$ 5,549,487,015	48.9%
Japan	1,630,368,795	14.4
France	1,081,487,869	9.5
Germany	1,011,615,303	8.9
United Kingdom	651,413,566	5.7
China	294,411,581	2.6
Switzerland	272,805,467	2.4
India	270,575,935	2.4
Spain	243,328,750	2.1
Sweden	136,239,353	1.2
Denmark	68,842,833	0.6
Ireland	52,550,245	0.5
Argentina	36,458,804	0.3
Italy	34,496,968	0.3
Netherlands	27,290,844	0.2

Total	$ 11,361,373,328	100.0%

4      OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

1. Organization

Oppenheimer Global Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5      OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

6      OPPENHEIMER GLOBAL FUND

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$761,062,675	$963,997,496	$—	$1,725,060,171
Consumer Staples	229,652,874	224,580,444	—	454,233,318
Energy	—	104,888,184	—	104,888,184
Financials	894,353,511	1,096,644,871	—	1,990,998,382
Health Care	1,573,402,513	197,034,711	36,458,804	1,806,896,028
Industrials	344,197,826	1,239,077,470	—	1,583,275,296
Information Technology	2,134,540,810	1,253,757,367	—	3,388,298,177
Materials	—	118,368,130	—	118,368,130
Preferred Stocks	1,692,467	170,620,877	—	172,313,344
Investment Company	17,042,298	—	—	17,042,298
Total Assets	$5,955,944,974	$5,368,969,550	$36,458,804	$11,361,373,328

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out	Transfers into
	of Level 1*	Level 2*
Assets Table
Investments, at Value:
Common Stocks

7      OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Investments, at Value: (Continued)
Information Technology	$231,099,995	$231,099,995
Total Assets	$231,099,995	$231,099,995

* Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

8      OPPENHEIMER GLOBAL FUND

4. Investments and Risks (Continued)

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality

9      OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

10      OPPENHEIMER GLOBAL FUND

Item 2.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/17/2018